Restatement (Tables)	12 Months Ended
Dec. 31, 2019
Restatement
Schedule of effects of the restatement for the errors on the consolidated statements of comprehensive loss

		For the Year Ended December 31, 2018
		As Previously		As
	Item	Reported	Restatement	Restated
		RMB	RMB	RMB
Revenues:
Recommendation services:
Loans (including revenues from related party of RMB105,492 for the year ended December 31, 2018)		1,015,407	—	1,015,407
Credit cards	(a)	750,941	(61,119)	689,822
Total recommendation services		1,766,348	(61,119)	1,705,229
Advertising, marketing and other services (including revenues from related party of RMB13,405 for the year ended December 31, 2018)	(a)	245,494	(28,847)	216,647
Total revenues		2,011,842	(89,966)	1,921,876
Cost of revenues	(a)	(223,339)	28,847	(194,492)
Gross profit		1,788,503	(61,119)	1,727,384
Operating expenses:
Sales and marketing (including expenses from related party of RMB51,753 (see Note (b)) for the year ended December 31, 2018)	(a)	(1,547,518)	61,119	(1,486,399)
Research and development		(241,270)	—	(241,270)
General and administrative		(178,371)	—	(178,371)
Loss from operations		(178,656)	—	(178,656)
Net interest income		5,037	—	5,037
Others, net		9,360	—	9,360
Loss before income tax		(164,259)	—	(164,259)
Income tax benefits		4,473	—	4,473
Net loss		(159,786)	—	(159,786)
Less: net income attributable to noncontrolling interests		4,829	—	4,829
Net loss attributable to Jianpu’s shareholders		(164,615)	—	(164,615)
Other comprehensive income, net
Foreign currency translation adjustments		59,658	—	59,658
Total other comprehensive income		59,658	—	59,658
Total comprehensive loss		(100,128)	—	(100,128)
Less: total comprehensive income attributable to noncontrolling interests		5,568	—	5,568
Total comprehensive loss attributable to Jianpu’s shareholders		(105,696)	—	(105,696)
Net loss per share attributable to Jianpu’s shareholders
Basic and diluted		(0.39)	—	(0.39)
Net loss per ADS attributable to Jianpu’s shareholders
Basic and diluted		(7.89)	—	(7.89)
Weighted average number of shares
Basic and diluted		417,315,644	—	417,315,644